Supplement Dated December 8, 2023
To The Updating Summary Prospectuses Dated May 1, 2023 For

ELITE ACCESS II®, JACKSON ADVANTAGE®, JACKSON RETIREMENT INVESTMENT ANNUITYSM,
PERSPECTIVE II®, PERSPECTIVE ADVISORY II®, ELITE ACCESS®, ELITE ACCESS BROKERAGE EDITION®, and PERSPECTIVE L SERIESSM FLEXIBLE PREMIUM VARIABLE AND FIXED DEFERRED ANNUITIES, and
ELITE ACCESS ADVISORY II® FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced updating summary prospectuses. Please read and keep it together with your updating summary prospectus for future reference. To obtain an additional copy of an updating summary prospectus, please contact us at our Jackson of NY Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-599-5651; www.jackson.com.

Effective November 30, 2023, Western Asset Management Company, LLC was removed as a sub-adviser on the JNL Multi-Manager Alternative Fund. Your updating summary prospectus has been updated as follows

➢    In the section titled "Funds Available Under the Contract" beginning on page A-1 in Appendix A to the updating summary prospectus, the disclosures in the column titled "Fund and Manager (and Sub-Adviser, if applicable)" for the JNL Multi-Manager Alternative Fund are deleted and replaced with the following:

Fund and Manager* (and Sub-Adviser, if applicable) *The investment manager for each Fund is Jackson National Asset Management, LLC
JNL Multi-Manager Alternative Fund
(Boston Partners Global Investors, Inc.; DoubleLine Capital LP; First Pacific Advisors, LP; Kayne Anderson Rudnick Investment Management, LLC; Lazard Asset Management LLC; Loomis, Sayles & Company, L.P.; and Westchester Capital Management, LLC)

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(To be used with JMV23537NYUSP 05/23, JMV21086NYUSP 05/23, JMV23538NYUSP 05/23, JMV25288NYUSP 05/23, JMV21451NYUSP 05/23, JMV18691NYUSP 05/23, JMV8037NYUSP 05/23, JMV8037BENYUSP 05/23, JMV7697NYUSP 05/23, NV5890USP 05/23, NV4224USP 05/23, JMV9476NYUSP 05/23, JMV9476WFNYUSP 05/23, and JMV16966NYUSP 05/23)

VPS00047 12/23